FORM N-SAR
                             SEMI-ANNUAL REPORT
                     FOR REGISTERED INVESTMENT COMPANIES




Report for six month period ending:     /  /      (a)
             or fiscal year ending:  12/31/95     (b)

Is this a transition report? (Y/N)                                         N


Is this an amendment to a previous filing? (Y/N)                           N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.       A.  Registrant Name: Variable Annuity Account One of
                              Anchor National Life Insurance Company

         B.  File Number: 811-4296

         C.  Telephone Number: (310) 772-6000


2.       A.  Street: 1 SunAmerica Center

         B.  City: Los Angeles    C.  State: CA

         D.  Zip Code: 90067      Zip Ext: 6022

         E.  Foreign Country:          Foreign Postal Code:


3.       Is this the first filing on this form by Registrant? (Y/N)        N

4.       Is this the last filing on this form by Registrant? (Y/N)         N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)   N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust(UIT)? (Y/N)                 Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A.  Is Registrant a series or multiple portfolio company? (Y/N)   N
             [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?




SCREEN NUMBER:01                  PAGE NUMBER: 01             SEC2100(5/90)


For period ending 12/31/95                           If filing more than one
File number 811-4296                                 Page 47, "X" box:  ____




UNIT INVESTMENT TRUSTS



111.  A. [/]     Depositor Name: Anchor National Life Insurance Company
      B. [/]     File Number (If any): 33-32569; 811-4296
      C. [/]     City: Los Angeles  State: CA  Zip Code: 90067  Zip Ext.: 6022
         [/]     Foreign Country:                    Foreign Postal Code:



111.  A. [/]     Depositor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



112.  A. [/]     Sponsor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



112.  A. [/]     Sponsor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:












SCREEN NUMBER: 55                 PAGE NUMBER 47               SEC2100 (5/90)



For period ending 12/31/95                           If filing more than one
File number 811-4296                                 Page 48, "X" box:  ____




111.  A. [/]     Trustee Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



113.  A. [/]     Trustee Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



114.  A. [/]     Principal Underwriter Name: SunAmerica Capital Services, Inc.
      B. [/]     File Number:  8-28733
      C. [/]     City: New York   State: NY       Zip Code: 10017  Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



114.  A. [/]     Principal Underwriter Name:
      B. [/]     File Number:  8-
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



115.  A. [/]     Independent Public Accountant Name: Price Waterhouse, LLP
      B. [/]     City: Los Angeles  State: CA     Zip Code: 90071  Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



115.  A. [/]     Independent Public Accountant Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:









SCREEN NUMBER: 56                 PAGE NUMBER 48              SEC2100 (5/90)



For period ending 12/31/95                           If filing more than one
File number 811-4296                                 Page 49, "X" box:  ____





116.  Family of investment companies information:

      A. [/]     Is Registrant part of a family of                    N
                 investment companies? (Y/N)                       _______
                                                                     Y/N

      B. [/] Identify the family in 10 letters:_ _ _ _ _ _ _ _ _ _ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117.  A. [/]     Is Registrant a separate account of                  Y
                 an insurance company? (Y/N)                       _______
                                                                     Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. [/]     Variable annuity contracts? (Y/N)                    Y
                                                                   _______
                                                                     Y/N

      C. [/]     Scheduled premium variable life contracts? (Y/N)     N
                                                                   _______
                                                                     Y/N

      D. [/]     Flexible premium variable life contracts? (Y/N)      N
                                                                   _______
                                                                     Y/N

      E. [/]     Other types of insurance products registered
                 under the Securities Act of 1933? (Y/N)              N
                                                                   _______
                                                                     Y/N

118. [/] State the number of series existing at the end of
         the period that had securities registered under              12
         the Securities Act of 1933                                _______


119. [/] State the number of new series for which registration
         statements under the Securities Act of 1933 became            0
         effective during the period                               _______

120. [/] State the total value of the portfolio securities on
         the date of deposit for the new series included in        $   0
         item 119 ($000's omitted)                                  ______

121. [/] State the number of series for which a current
         prospectus was in existence at the end of the                12
         period                                                    _______

122. [/] State the number of existing series for which
         additional units were registered under the                   12
         Securities Act of 1933 during the current period          _______








SCREEN NUMBER: 57                 PAGE NUMBER 49              SEC2100 (5/90)


For period ending 12/31/95                           If filing more than one
File number 811-4296                                 Page 50, "X" box:  ____


123. [/] State the total value of the additional units             $414,145
         considered in answering item 122 ($000's omitted)          _______

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series
         during the current period (the value of these units
         is to be measured on the date they were placed in the
         subsequent series) (000's omitted)                        $_______

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from
         the sale of units of all series of Registrant
         (000's omitted)                                           $_______

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
      subsequent series.) (000's omitted)                          $_______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the dis-tributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



                                                 Number of   Total Assets   Total Income
                                                  Series      ($000's       Distributions
                                                 Investing    omitted)     ($000's omitted)


A. U.S. Treasury direct issue                     ______       $_______    $_______

B. U.S. Government agency                         ______       $_______    $_______

C. State and municipal tax-free                   ______       $_______    $_______

D. Public utility debt                            ______       $_______    $_______

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                    ______       $_______    $_______

F. All other corporate intermed.
   & long-term debt                               ______       $_______    $_______

G. All other corporate short-term debt            ______       $_______    $_______

H. Equity securities of brokers or dealers
   or parents of brokers or dealers               ______       $_______    $_______

I. Investment company equity securities             12         $890,417    $ 80,257

J. All other equity securities                    ______       $_______    $_______

K. Other securities                               ______       $_______    $_______

L. Total assets of all series of registrant         12         $890,417    $ 80,257




SCREEN NUMBER: 58                 PAGE NUMBER 50              SEC2100 (5/90)



For period ending 12/31/95                           If filing more than one
File number 811-4296                                 Page 51, "X" box:  ____





128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
         an entity other than the issuer? (Y/N)                    _______
                                                                     Y/N
         [If answer is "N" (No), go to item 131.]


129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y/N)          _______
                                                                     Y/N
         [If answer is "N" (No), go to item 131.]


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified
         in item 129 derived from insurance or guarantees? (Y/N)   _______
                                                                     Y/N

131. [/] Total expenses incurred by all series of Registrant
         during the current reporting period ($000's omitted)      $ 12,678
                                                                   _______


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-4296   811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-








SCREEN NUMBER: 59                 PAGE NUMBER: 51           SEC2100(5/90)


SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 104, 110 or 132 as appropriate.

The report is signed on behalf of the registrant (or depositor or trustee).

CITY OF: Los Angeles     STATE OF: CA     DATE: February 23, 1996

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE:        Anchor National Life
                                                  Insurance Company


By (Name and Title):                      Witness (Name and Title):


/s/ SCOTT L. ROBINSON                     /s/ SUSAN L. HARRIS
______________________                    _______________________
Scott L. Robinson                         Susan L. Harris
Senior Vice President                     Senior Vice President &
                                          Secretary